UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     January 17, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $118,317 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            COM              01903Q108      463    14175 SH       SOLE                    14175        0        0
AMERICAN INTL GROUP INC        COM              026874107     4211    58767 SH       SOLE                    58767        0        0
AMGEN INC                      COM              031162100     4043    59193 SH       SOLE                    59193        0        0
APPLE COMPUTER INC             COM              037833100     3311    39030 SH       SOLE                    39030        0        0
BROADCOM CORP                  CL A             111320107     3806   117811 SH       SOLE                   117811        0        0
CHEESECAKE FACTORY INC         COM              163072101     3772   153349 SH       SOLE                   153349        0        0
CISCO SYS INC                  COM              17275R102     4181   152995 SH       SOLE                   152995        0        0
CITIGROUP INC                  COM              172967101     4009    71978 SH       SOLE                    71978        0        0
COLGATE PALMOLIVE CO           COM              194162103     3783    57985 SH       SOLE                    57985        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1115   511654 SH       SOLE                   511654        0        0
ENDEAVOUR INTL CORP            COM              29259g101     1837   801985 SH       SOLE                   801985        0        0
FAMOUS DAVES AMER INC          COM              307068106     4860   294716 SH       SOLE                   294716        0        0
GENERAL ELECTRIC CO            COM              369604103     4328   116325 SH       SOLE                   116325        0        0
INDIA FD INC                   COM              454089103     4253    92659 SH       SOLE                    92659        0        0
ISHARES TR                     DJ US ENERGY     464287796      229     2250 SH       SOLE                     2250        0        0
JABIL CIRCUIT INC              COM              466313103     2584   105240 SH       SOLE                   105240        0        0
JOHNSON & JOHNSON              COM              478160104     4552    68950 SH       SOLE                    68950        0        0
KONA GRILL INC                 COM              50047h201     4765   231895 SH       SOLE                   231895        0        0
LEGG MASON INC                 COM              524901105     3220    33880 SH       SOLE                    33880        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3062   100980 SH       SOLE                   100980        0        0
MATHSTAR INC                   COM              576801203     3734   862384 SH       SOLE                   862384        0        0
MEDTRONIC INC                  COM              585055106     3715    69420 SH       SOLE                    69420        0        0
MOTOROLA INC                   COM              620076109     2673   130000 SH       SOLE                   130000        0        0
MSC INDL DIRECT INC            CL A             553530106     2668    68155 SH       SOLE                    68155        0        0
PEPSICO INC                    COM              713448108     3905    62430 SH       SOLE                    62430        0        0
PROCTER & GAMBLE CO            COM              742718109     3183    49525 SH       SOLE                    49525        0        0
QUALCOMM INC                   COM              747525103     1975    52260 SH       SOLE                    52260        0        0
SOUTHWEST AIRLS CO             COM              844741108     3070   200375 SH       SOLE                   200375        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     2699    79350 SH       SOLE                    79350        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4970   189265 SH       SOLE                   189265        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3342   107540 SH       SOLE                   107540        0        0
TURKISH INVT FD INC            COM              900145103     2601   153390 SH       SOLE                   153390        0        0
VERIFONE HLDGS INC             COM              92342Y109     4627   130709 SH       SOLE                   130709        0        0
VISION-SCIENCES INC DEL        COM              927912105     1248   849185 SH       SOLE                   849185        0        0
VITAL IMAGES INC               COM              92846N104     4564   131155 SH       SOLE                   131155        0        0
WALGREEN CO                    COM              931422109     2959    64475 SH       SOLE                    64475        0        0